Identifiable Intangible Assets, net	12 Months Ended
Dec. 31, 2018
Identifiable Intangible Assets, net
Identifiable Intangible Assets, net

Note 7: Identifiable Intangible Assets, net

The Company’s identifiable intangible assets consist of the following:

	December 31, 2018			December 31, 2017
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Finite-lived intangible assets
Customer relationships	$291,503	$(164,611)	$126,892	$299,886	$(95,606)	$204,280
Databases and content	1,725,878	(233,733)	1,492,145	1,733,304	(130,271)	1,603,033
Computer software	268,704	(97,570)	171,134	235,420	(52,696)	182,724
Finite-lived intangible assets	2,286,085	(495,914)	1,790,171	2,268,610	(278,573)	1,990,037

Indefinite-lived intangible assets
Trade names	168,349	—	168,349	170,050	—	170,050
Total intangible assets	$2,454,434	$(495,914)	$1,958,520	$2,438,660	$(278,573)	$2,160,087

The Company performed the indefinite-lived impairment test as of October 1, 2018. As part of this analysis, the Company determined that its trade name, with a carrying value of $168,349, and $170,050 as of December 31, 2018 and 2017, respectively, was not impaired and will continue to be reported as indefinite-lived intangible assets.

The weighted-average amortization period for each class of finite-lived intangible assets and for total finite-lived intangible assets, which range between two and 20 years, is as follows:

Remaining
Weighted-Average
Amortization Period
(in years)
Customer relationships	10.6
Databases and content	14.9
Computer software	4.9
Total	13.9

Amortization amounted to $227,803 for the year ended December 31, 2018. Amortization amounted to $221,466 for the year ended December 31, 2017.

Estimated amortization for each of the five succeeding years as of December 31, 2018 is as follows:

2019	$176,545
2020	158,807
2021	149,326
2022	117,865
2023	113,545
Thereafter	1,036,411
Subtotal finite-lived intangible assets	1,752,499
Internally developed software projects in process	37,672
Total finite-lived intangible assets	1,790,171
Intangibles with indefinite lives	168,349
Total intangible assets	$1,958,520